Weiss Alternative Multi-Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

	Shares		Value
LONG COMMON STOCKS - 33.54%
Aerospace & Defense - 0.24%
Aerojet Rocketdyne Holdings, Inc.	611		$23,579
Bombardier, Inc., Class B (a)(b)	56,087		74,568
Curtiss-Wright Corporation	637		84,587
Embraer SA (a)	3,832		58,821
General Dynamics Corporation	329		69,781
Howmet Aerospace, Inc.	2,117		65,818
PAE, Inc. (a)	3,031		30,340
Textron, Inc. (a)	357		24,297
TransDigm Group, Inc. (a)	333		205,191
			636,982
Air Freight & Logistics - 0.13%
Expeditors International of Washington, Inc.	1,044		119,517
FedEx Corporation	812		199,638
Forward Air Corporation	182		19,347
			338,502
Airlines - 0.20%
Air France (a)(b)	12,128		54,882
Alaska Air Group, Inc. (a)	4,196		229,689
Allegiant Travel Company (a)	732		130,779
Copa Holdings S.A., Class A (a)(b)	819		68,452
Delta Air Lines, Inc. (a)	1,428		56,678
			540,480
Auto Components - 0.16%
Adient plc (a)(b)	1,446		60,689
Autoliv, Inc.	1,418		140,439
The Goodyear Tire & Rubber Company (a)	1,817		37,666
Veoneer, Inc. (a)	3,217		113,271
Visteon Corporation (a)	738		74,914
			426,979
Automobiles - 0.09%
Daimler AG - Reg (b)	116		9,256
Ford Motor Company (h)	3,139		63,722
General Motors Company (a)(h)	1,190		62,749
Stellantis NV (b)	1,070		20,640
Tesla, Inc. (a)(h)	93		87,115
			243,482
Banks - 3.09%
Bank of America Corporation	3,299		152,216
Banner Corporation	2,265		140,679
BOK Financial Corporation	579		59,377
Cadence Bank	11,308		352,470
Citigroup, Inc. (h)	1,869		121,709
Citizens Financial Group, Inc.	7,438		382,834
Comerica, Inc.	3,808		353,306
Commerzbank AG (a)(b)	32,610		281,596
DNB Bank ASA (b)	10,804		257,137
Erste Group Bank AG (b)	2,744		128,256
First Republic Bank	867		150,503
Huntington Bancshares, Inc.	42,248		636,255
Intesa Sanpaolo S.p.A. (b)	118,964		353,540
JPMorgan Chase & Company	2,748		408,353
Laurentian Bank of Canada (b)	5,474		190,512
M&T Bank Corporation	659		111,621
National Bank of Canada (b)	3,723		297,863
PacWest Bancorp	6,234		289,445
The PNC Financial Services Group, Inc.	2,785		573,682
Signature Bank	1,898		578,188
SVB Financial Group (a)	1,397		815,708
Swedbank AB, Class A (b)	6,040		118,252
Synovus Financial Corporation	5,825		289,852
Umpqua Holdings Corporation	2,162		43,845
UniCredit SpA (b)	12,231		194,391
Valley National Bancorp	8,568		119,267
Webster Financial Corporation	4,515		256,497
Wells Fargo & Company (h)	2,935		157,903
Western Alliance Bancorp	3,568		353,910
Wintrust Financial Corporation	1,578		154,755
			8,323,922
Beverages - 0.52%
Celsius Holdings, Inc. (a)	1,563		74,602
The Coca-Cola Company	6,749		411,756
Coca-Cola European Partners plc (b)	11,717		669,627
Vintage Wine Estates, Inc. (a)	28,418		241,837
			1,397,822
Biotechnology - 0.65%
AbbVie, Inc.	705		96,507
ACADIA Pharmaceuticals, Inc. (a)	456		10,255
Albireo Pharma, Inc. (a)	182		5,185
Aldeyra Therapeutics, Inc. (a)	2,905		10,661
Alnylam Pharmaceuticals, Inc. (a)	57		7,843
Applied Genetic Technologies Corporation (a)	242		472
Arena Pharmaceuticals, Inc. (a)	617		56,752
Argenx S.E. - ADR (a)(b)	226		60,853
Arrowhead Pharmaceuticals, Inc. (a)	139		7,334
Ascendis Pharma A/S - ADR (a)(b)	183		22,260
Aurinia Pharmaceuticals, Inc. (a)(b)	762		12,695
Autolus Therapeutics plc (a)(b)	336		1,341
AVEO Pharmaceuticals, Inc. (a)	1,519		5,499
BELLUS Health, Inc. (a)(b)	763		4,715
Biohaven Pharmaceutical Holding Company Ltd. (a)(b)	1,604		213,124
BioMarin Pharmaceutical, Inc. (a)	413		36,604
Bioxcel Therapeutics, Inc. (a)	683		11,543
Dynavax Technologies Corporation (a)	569		7,380
Eiger BioPharmaceuticals, Inc. (a)	4,790		20,693
Epizyme, Inc. (a)	461		567
Exact Sciences Corporation (a)	389		29,704
Exelixis, Inc. (a)	2,157		39,042
Fate Therapeutics, Inc. (a)	119		4,940
FibroGen, Inc. (a)	66		996
Global Blood Therapeutics, Inc. (a)	579		16,704
Heron Therapeutics, Inc. (a)	994		8,658
Horizon Therapeutics plc (a)(b)	1,009		94,170
Incyte Corporation (a)	594		44,152
Insmed, Inc. (a)	1,040		23,587
Ionis Pharmaceuticals, Inc. (a)	118		3,752
Iovance Biotherapeutics, Inc. (a)	1,592		26,507
Karyopharm Therapeutics, Inc. (a)	681		6,061
Legend Biotech Corporation - ADR (a)(b)	47		2,004
Merus N.V. (a)(b)	212		5,217
Mirati Therapeutics, Inc. (a)	457		54,520
Natera, Inc. (a)	573		40,482
Neurocrine Biosciences, Inc. (a)	689		54,445
Regeneron Pharmaceuticals, Inc. (a)	68		41,384
Rigel Pharmaceuticals, Inc. (a)	8,754		22,410
Rocket Pharmaceuticals, Inc. (a)	344		5,724
Sage Therapeutics, Inc. (a)	91		3,587
Seagen, Inc. (a)	705		94,830
Swedish Orphan Biovitrum AB (a)(b)	10,473		205,883
Turning Point Therapeutics, Inc. (a)	295		10,983
United Therapeutics Corporation (a)	322		65,002
Vertex Pharmaceuticals, Inc. (a)	988		240,133
			1,737,160
Building Products - 0.06%
Builders FirstSource, Inc. (a)	1,110		75,469
Carrier Global Corporation	121		5,769
Fortune Brands Home & Security, Inc.	46		4,332
Johnson Controls International plc (b)	344		24,999
Masco Corporation	425		26,915
Owens Corning	370		32,819
			170,303
Capital Markets - 0.55%
Allfunds Group plc (a)(b)	20,045		281,661
Blucora, Inc. (a)	5,672		92,000
Coinbase Global, Inc., Class A (a)	553		105,153
The Goldman Sachs Group, Inc.	1,161		411,783
State Street Corporation	6,247		590,341
			1,480,938
Chemicals - 0.28%
Atotech Ltd. (a)(b)	1,130		27,606
Axalta Coating Systems Ltd. (a)(b)	4,712		139,522
CF Industries Holdings, Inc.	358		24,655
DuPont de Nemours, Inc.	2,020		154,732
GCP Applied Technologies, Inc. (a)	945		30,146
Huntsman Corporation	6,289		225,335
Sociedad Quimica y Minera de Chile S.A. - ADR (b)	1,848		100,069
Tronox Holdings plc, Class A (b)	948		21,520
Westlake Chemical Corporation	378		37,290
			760,875
Commercial Services & Supplies - 0.04%
ACV Auctions, Inc., Class A (a)	4,693		62,229
Clean Harbors, Inc. (a)	510		47,201
			109,430
Communications Equipment - 0.69%
ADTRAN, Inc.	13,979		268,537
Arista Networks, Inc. (a)	1,416		176,023
Calix, Inc. (a)	2,556		128,516
Ciena Corporation (a)	3,634		240,971
CommScope Holding Company, Inc. (a)	78,519		737,293
F5 Networks, Inc. (a)	179		37,164
Radware Ltd. (a)(b)	3,021		101,596
Telefonaktiebolaget LM Ericsson - ADR (b)	13,677		169,321
			1,859,421
Construction & Engineering - 0.11%
WillScot Mobile Mini Holdings Corporation (a)	8,106		300,246

Construction Materials - 0.06%
Cemex SAB de CV - ADR (a)(b)	12,172		74,493
Martin Marietta Materials, Inc.	199		77,435
			151,928
Consumer Finance - 0.27%
Ally Financial, Inc.	7,392		352,746
OneMain Holdings, Inc.	2,659		137,364
Synchrony Financial	5,495		234,032
			724,142
Containers & Packaging - 0.10%
Ardagh Metal Packaging SA (a)(b)	12,130		116,812
Avery Dennison Corporation	189		38,824
Berry Global Group, Inc. (a)	1,270		85,624
Graphic Packaging Holding Company	1,144		21,633
			262,893
Distributors - 0.01%
Pool Corporation	38		18,097

Diversified Consumer Services - 0.10%
Chegg, Inc. (a)	800		21,176
European Wax Center, Inc., Class A (a)	2,861		69,923
Terminix Global Holdings, Inc. (a)	4,309		185,890
			276,989
Diversified Telecommunication Services - 0.05%
Verizon Communications, Inc.	2,467		131,318

Electric Utilities - 0.09%
Exelon Corporation	4,149		240,435

Electrical Equipment - 0.26%
AMETEK, Inc.	1,321		180,673
Eaton Corporation plc (b)	437		69,234
nVent Electric plc (b)	1,983		68,592
Regal Rexnord Corporation	2,032		322,031
Vicor Corporation (a)	693		65,371
			705,901
Electronic Equipment, Instruments & Components - 0.45%
Amphenol Corporation, Class A	595		47,356
Coherent, Inc. (a)	1,195		308,884
II-VI, Inc. (a)	7,226		458,128
Mirion Technologies, Inc. (a)	2,142		18,014
Rogers Corp. (a)	1,212		330,816
TE Connectivity Ltd. (b)	169		24,169
Vontier Corporation	1,282		36,037
			1,223,404
Energy Equipment & Services - 0.09%
Halliburton Company (h)	7,023		215,887
TGS ASA (b)	1,497		16,119
			232,006
Entertainment - 0.89%
Activision Blizzard, Inc. (h)	8,564		676,642
Electronic Arts, Inc.	590		78,269
Netflix, Inc. (a)	601		256,711
Roblox Corporation, Class A (a)	648		42,677
Sciplay Corporation, Class A (a)	6,215		77,687
Take-Two Interactive Software, Inc. (a)	1,140		186,208
The Walt Disney Company (a)	154		22,017
Warner Music Group Corporation, Class A	1,008		42,840
World Wrestling Entertainment, Inc., Class A	1,152		57,531
Zynga, Inc., Class A (a)(h)	104,524		948,033
			2,388,615
Food & Staples Retailing - 0.30%
Alimentation Couche-Tard, Inc. (b)	5,167		208,403
Blue Apron Holdings, Inc., Class A (a)	2,305		17,818
Casey's General Stores, Inc.	595		111,747
Koninklijke Ahold Delhaize NV (b)	1,488		48,247
Performance Food Group Company (a)	9,000		379,710
US Foods Holding Corporation (a)	934		32,933
			798,858
Food Products - 1.00%
Bunge Ltd. (b)	2,676		264,549
Cal-Maine Foods, Inc. (a)	3,892		151,788
Conagra Brands, Inc.	3,785		131,567
Darling Ingredients, Inc. (a)	1,778		113,383
The Hershey Company	2,457		484,201
Hostess Brands, Inc. (a)	21,231		435,660
The J.M. Smucker Company	1,802		253,325
The Kraft Heinz Company	5,681		203,380
Pilgrim's Pride Corporation (a)	2,788		77,980
Sanderson Farms, Inc.	532		97,888
The Simply Good Foods Company (a)	8,000		281,840
Sovos Brands, Inc. (a)	12,820		188,070
			2,683,631
Health Care Equipment & Supplies - 0.38%
Abbott Laboratories	235		29,953
ABIOMED, Inc. (a)	275		81,364
Boston Scientific Corporation (a)	2,790		119,691
Cardiovascular Systems, Inc. (a)	237		4,164
CVRx, Inc. (a)	1,299		10,782
DexCom, Inc. (a)	322		138,615
Edwards Lifesciences Corporation (a)	1,953		213,268
Haemonetics Corporation (a)	408		19,727
Inari Medical, Inc. (a)	439		32,293
Intersect ENT, Inc. (a)	1,856		50,854
Ortho Clinical Diagnostics Holdings plc (a)(b)	6,663		115,670
Outset Medical, Inc. (a)	227		8,442
Penumbra, Inc. (a)	187		42,264
Pulmonx Corporation (a)	1,185		28,855
Quidel Corporation (a)	23		2,377
STAAR Surgical Company (a)	183		13,308
Stryker Corporation	161		39,936
Tandem Diabetes Care, Inc. (a)	202		23,858
Teleflex, Inc.	107		33,190
Zimmer Biomet Holdings, Inc.	24		2,952
			1,011,563
Health Care Providers & Services - 0.07%
Centene Corporation (a)	547		42,535
CVS Health Corporation	115		12,248
Guardant Health, Inc. (a)	36		2,504
Humana, Inc.	194		76,145
Oak Street Health, Inc. (a)	114		1,981
Option Care Health, Inc. (a)	1,138		26,595
The Pennant Group, Inc. (a)	114		1,895
Quest Diagnostics, Inc.	237		32,000
			195,903
Health Care Technology - 0.34%
Cerner Corporation	9,715		886,008
Convey Health Solutions Holdings, Inc. (a)	1,923		14,980
Inspire Medical Systems, Inc. (a)	126		27,883
			928,871
Hotels, Restaurants & Leisure - 1.55%
Bally's Corporation (a)	1,817		64,939
Bloomin' Brands, Inc. (a)	5,546		112,750
Booking Holdings, Inc. (a)	3		7,368
Boyd Gaming Corporation (a)	6,293		374,182
Caesars Entertainment, Inc. (a)	3,567		271,591
Cedar Fair LP (a)	334		16,610
The Cheesecake Factory, Inc. (a)	3,341		119,207
Chipotle Mexican Grill, Inc. (a)	513		762,102
Darden Restaurants, Inc.	305		42,660
Dine Brands Global, Inc.	2,242		152,120
Expedia Group, Inc. (a)	1,421		260,455
Hilton Worldwide Holdings, Inc. (a)	1,499		217,520
Hyatt Hotels Corporation, Class A (a)	1,590		145,660
MakeMyTrip Ltd. (a)(b)	1,227		32,749
Marriott International, Inc., Class A (a)	1,028		165,631
Marriott Vacations Worldwide Corporation	579		94,018
McDonald's Corporation	476		123,498
Papa John's International, Inc.	528		65,182
Penn National Gaming, Inc. (a)	708		32,292
Six Flags Entertainment Corporation (a)	3,213		126,881
Starbucks Corporation	1,818		178,746
Texas Roadhouse, Inc.	1,528		130,476
Travel + Leisure Company	3,212		182,442
Vail Resorts, Inc.	898		248,836
The Wendy's Company	3,545		81,641
Yum! Brands, Inc.	1,333		166,852
			4,176,408
Household Durables - 0.04%
TopBuild Corporation (a)	152		35,363
Vizio Holding Corporation, Class A (a)	2,047		29,436
Whirlpool Corporation	237		49,815
			114,614
Household Products - 0.16%
The Clorox Company	627		105,248
Spectrum Brands Holdings, Inc.	3,756		335,711
			440,959
Industrial Conglomerates - 0.09%
Hitachi Ltd. (b)	2,864		148,859
Siemens AG, Reg (b)	673		106,852
			255,711
Insurance - 0.33%
Aegon NV (b)	36,960		208,509
American National Group, Inc.	303		57,203
Definity Financial Corporation (a)(b)	1,661		37,659
International General Insurance Holdings Ltd. (b)	29,450		227,354
NN Group NV (b)	3,682		206,051
Sampo Oyj, Class A (b)	3,043		151,032
Syncora Holdings Ltd. (a)(b)	2,808		604
			888,412
Interactive Media & Services - 0.42%
Alphabet, Inc., Class A (a)	179		484,387
Alphabet, Inc., Class C (a)	84		227,973
Bambuser AB (a)(b)	13,006		18,252
Meta Platforms, Inc., Class A (a)	625		195,787
QuinStreet, Inc. (a)	3,855		62,027
Vimeo, Inc. (a)(h)	4,077		59,728
ZoomInfo Technologies, Inc. (a)	1,730		91,448
			1,139,602
Internet & Direct Marketing Retail - 0.05%
Amazon.com, Inc. (a)	45		134,616

IT Services - 0.93%
Accenture plc, Class A (b)(h)	643		227,352
Afterpay Ltd. (a)(b)	5,162		232,409
Akamai Technologies, Inc. (a)	188		21,535
Concentrix Corporation (h)	2,261		454,438
DXC Technology Company (a)	5,950		178,976
Fastly, Inc., Class A (a)(h)	872		24,991
Fidelity National Information Services, Inc.	346		41,492
Global Payments, Inc.	1,107		165,917
GoDaddy, Inc., Class A (a)	2,335		176,783
I3 Verticals, Inc., Class A (a)	4,400		101,816
Infosys Ltd. - SP ADR (b)	9,612		226,555
Kyndryl Holdings, Inc. (a)(h)	4,562		77,007
LiveRamp Holdings, Inc. (a)	4,579		204,452
Marqeta, Inc., Class A (a)(h)	4,517		53,301
MongoDB, Inc. (a)	83		33,624
Nuvei Corporation (a)(b)	505		30,805
Okta, Inc. (a)	530		104,882
PayPal Holdings, Inc. (a)	23		3,955
Sabre Corporation (a)	4,384		40,114
Snowflake, Inc., Class A (a)	92		25,383
Block, Inc. (a)	719		87,926
			2,513,713
Leisure Products - 0.02%
Hayward Holdings, Inc. (a)	515		10,140
Old PSG Wind-Down Ltd. (a)(b)(g)	2,127		202
Peloton Interactive, Inc., Class A (a)	1,492		40,777
			51,119
Life Sciences Tools & Services - 0.23%
Avantor, Inc. (a)	984		36,733
Danaher Corporation (a)	90		25,721
Fluidigm Corporation (a)	208		680
NanoString Technologies, Inc. (a)	342		11,874
Pacific Biosciences of California, Inc. (a)	680		7,602
Repligen Corporation (a)	252		49,982
Thermo Fisher Scientific, Inc.	133		77,313
SomaLogic, Inc. (a)(h)	49,151		421,716
			631,621
Machinery - 0.43%
Daimler Truck Holding AG (a)(b)	401		14,137
Deere & Company	233		87,701
Dover Corporation	865		146,972
Evoqua Water Technologies Corporation (a)	306		12,393
FANUC Corporation (b)	1,024		202,494
Ingersoll Rand, Inc.	1,629		91,566
Iveco Group NV (a)(b)	1,892		19,885
Otis Worldwide Corporation	1,042		89,018
PACCAR, Inc.	945		87,876
Parker-Hannifin Corporation	126		39,061
SPX FLOW, Inc.	506		43,617
Stanley Black & Decker, Inc.	190		33,184
The Greenbrier Companies, Inc.	1,179		47,585
The Middleby Corporation (a)	162		30,002
Welbilt, Inc. (a)	8,856		210,330
			1,155,821
Marine - 0.01%
Kirby Corporation (a)	236		15,382

Media - 0.49%
Altice USA, Inc., Class A (a)(h)	1,900		27,398
comScore, Inc. (a)	171,343		519,169
Criteo SA - SP ADR (a)(b)	8,599		290,646
Discovery, Inc., Class A (a)	1,151		32,124
DISH Network Corporation, Class A (a)(h)	4,416		138,662
Gray Television, Inc.	2,859		59,610
iHeartMedia, Inc., Class A (a)	1,040		20,956
Liberty Media Corp-Liberty SiriusXM, Class A (a)	1,106		51,153
Nexstar Media Group, Inc., Class A	403		66,648
Shaw Communications, Inc., Class B (b)	1,033		30,794
Sinclair Broadcast Group, Inc., Class A	688		18,906
TEGNA, Inc.	3,843		74,401
			1,330,467
Metals & Mining - 0.42%
Alpha Metallurgical Resources, Inc. (a)	341		21,562
BHP Group Ltd. - ADR (b)	3,624		230,486
Capstone Mining Corporation (a)(b)	7,140		30,388
Century Aluminum Company (a)	833		12,778
Cleveland-Cliffs, Inc. (a)	2,370		40,622
Constellium SE (a)(b)	3,554		62,160
ERO Copper Corporation (a)(b)	1,862		23,188
Filo Mining Corporation (a)(b)	3,092		32,303
Freeport-McMoRan, Inc.	2,192		81,586
Great Bear Resources Ltd. (a)(b)	835		18,610
Ivanhoe Mines Ltd., Class A (a)(b)	12,100		103,661
Lynas Rare Earths Ltd. (a)(b)	8,877		57,337
Norsk Hydro ASA (b)	5,389		41,416
Nucor Corporation	358		36,301
Vale SA - ADR (b)	18,145		275,441
Warrior Met Coal, Inc.	2,239		58,662
			1,126,501
Multiline Retail - 0.26%
Dollar General Corporation	853		177,834
Dollar Tree, Inc. (a)	2,300		301,806
Kohl's Corporation	3,902		232,988
			712,628
Oil, Gas & Consumable Fuels - 1.70%
Antero Resources Corporation (a)	11,350		221,666
APA Corporation	10,205		338,908
Arch Resources, Inc.	1,223		115,745
Cenovus Energy, Inc. (b)	10,476		152,426
ConocoPhillips (h)	3,566		316,019
Coterra Energy, Inc.	16,594		363,409
Devon Energy Corporation	8,149		412,095
Diamondback Energy, Inc.	2,569		324,105
Exxon Mobil Corporation	3,152		239,426
Marathon Oil Corporation	11,302		220,050
Marathon Petroleum Corporation (h)	1,418		101,742
Matador Resources Company (h)	4,057		181,632
Murphy Oil Corporation	8,905		281,398
Northern Oil and Gas, Inc. (h)	8,697		204,553
Ovintiv, Inc.	3,745		145,306
PDC Energy, Inc. (h)	2,905		172,179
Pioneer Natural Resources Company (h)	1,055		230,929
Range Resources Corporation (a)	5,865		112,901
Shell plc - ADR (a)(b)	8,526		438,236
Whitehaven Coal Ltd. (a)(b)	9,440		18,074
			4,590,799
Paper & Forest Products - 0.03%
Louisiana-Pacific Corporation	1,152		76,539
West Fraiser Timber Company Ltd. (b)	44		4,067
			80,606
Personal Products - 0.27%
Coty, Inc., Class A (a)	17,801		150,952
e.l.f. Beauty, Inc. (a)	11,377		336,304
The Estee Lauder Companies, Inc., Class A	244		76,077
Unilever plc (b)	3,281		167,584
			730,917
Pharmaceuticals - 0.34%
AstraZeneca plc - ADR (b)	1,703		99,132
Axsome Therapeutics, Inc. (a)	326		8,946
Bausch Health Companies, Inc. (a)(b)	360		8,845
Bristol Myers-Squibb Company	2,399		155,671
Catalent, Inc. (a)	300		31,179
Eli Lilly & Company	802		196,803
Green Thumb Industries, Inc. (a)(b)	6,274		110,743
Harmony Biosciences Holdings, Inc. (a)	214		7,674
Intra-Cellular Therapies, Inc. (a)	482		22,890
Jazz Pharmaceuticals plc (a)(b)	166		23,059
Merck & Company, Inc.	1,721		140,227
TherapeuticsMD, Inc. (a)	3,419		1,038
Relmada Therapeutics, Inc. (a)	115		2,115
Zogenix, Inc. (a)	4,606		119,802
			928,124
Professional Services - 0.40%
IHS Markit Ltd. (b)	7,313		854,085
KBR, Inc.	5,273		228,848
			1,082,933
Real Estate Investment Trusts (REITs) - 6.13%
Acadia Realty Trust	42,935		849,684
AFC Gamma, Inc.	17,850		351,466
Agree Realty Corporation	12,113		791,948
Alexandria Real Estate Equities, Inc.	1,174		228,742
American Campus Communities, Inc.	5,950		310,947
American Homes 4 Rent, Class A	6,101		238,732
Americold Realty Trust	21,394		608,659
AvalonBay Communities, Inc.	1,427		348,516
Boston Properties, Inc.	3,169		355,182
CyrusOne, Inc.	12,411		1,115,128
Duke Realty Corporation	10,741		620,615
Empire State Realty Trust, Inc., Class A	12,943		115,452
Equity Residential	8,012		710,905
Federal Realty Investment Trust	6,834		871,267
First Industrial Realty Trust, Inc.	5,784		351,552
Healthcare Trust of America, Inc., Class A (h)	22,417		729,673
Highwoods Properties, Inc.	7,462		321,761
InvenTrust Properties Corporation	4,649		125,244
Kilroy Realty Corporation	4,313		276,032
Kimco Realty Corporation	6,748		163,707
Kite Realty Group Trust	29,299		611,763
LTC Properties, Inc.	5,296		191,027
Medical Properties Trust, Inc.	10,308		234,610
MGM Growth Properties LLC, Class A	689		26,788
Mid-America Apartment Communities, Inc.	2,974		614,666
Monmouth Real Estate Investment Corporation	1,354		28,420
National Storage Affiliates Trust	11,444		704,493
NETSTREIT Corporation	45,492		1,028,119
Newlake Capital Partners, Inc.	11,677		294,260
Paramount Group, Inc.	46,462		403,755
Piedmont Office Realty Trust, Inc., Class A	19,506		346,427
Plymouth Industrial REIT, Inc.	6,959		200,071
Retail Opportunity Investments Corporation	7,327		135,769
Simon Property Group, Inc.	378		55,642
Spirit Realty Capital, Inc.	2,317		109,965
Sun Communities, Inc.	2,114		399,461
Terreno Realty Corporation	4,684		350,223
Ventas, Inc.	16,005		848,585
VICI Properties, Inc.	2,386		68,287
WP Carey, Inc.	4,669		362,314
			16,499,857
Road & Rail - 0.33%
ArcBest Corporation	119		10,524
Canadian Pacific Railway Ltd. (b)	933		66,616
CSX Corporation	2,962		101,360
Heartland Express, Inc.	1,327		19,852
Knight-Swift Transportation Holdings, Inc.	719		40,681
Landstar System, Inc.	95		15,200
Old Dominion Freight Line, Inc.	95		28,683
Saia, Inc. (a)	264		75,050
Schneider National, Inc., Class B	804		20,583
Uber Technologies, Inc. (a)	8,058		301,369
Werner Enterprises, Inc.	505		22,518
XPO Logistics, Inc. (a)	2,265		149,875
Yellow Corporation (a)	3,411		35,611
			887,922
Semiconductors & Semiconductor Equipment - 2.34%
Advanced Micro Devices, Inc. (a)	461		52,669
Ambarella, Inc. (a)(b)	379		53,117
Applied Materials, Inc.	572		79,039
ASML Holding NV - Reg (b)	376		254,627
Azenta, Inc.	1,209		101,967
Broadcom, Inc.	200		117,176
CMC Materials, Inc.	760		137,469
KLA Corporation	480		186,850
Kulicke & Soffa Industries, Inc.	571		31,228
Lam Research Corporation	119		70,200
MACOM Technology Solutions Holdings, Inc. (a)	485		29,687
Marvell Technology, Inc.	8,453		603,544
Micron Technology, Inc.	8,225		676,671
MKS Instruments, Inc.	728		113,080
NeoPhotonics Corporation (a)	1,031		15,836
NVIDIA Corporation	577		141,284
NXP Semiconductors NV (b)	38		7,807
ON Semiconductor Corporation (a)	1,711		100,949
QUALCOMM, Inc.	7,077		1,243,854
Taiwan Semiconductor Manufacturing Company Ltd. - ADR (b)	983		120,545
Ultra Clean Holdings, Inc. (a)	1,148		57,882
Wolfspeed, Inc. (a)	955		89,999
Xilinx, Inc.	10,350		2,003,243
			6,288,723
Software - 3.93%
Adobe, Inc. (a)(h)	716		382,559
Alteryx, Inc., Class A (a)	1,021		58,268
Anaplan, Inc. (a)	1,111		53,639
Asana, Inc., Class A (a)	347		18,211
Atlassian Corporation plc, Class A (a)(b)(h)	737		239,039
Autodesk, Inc. (a)	587		146,627
Avaya Holdings Corporation (a)	2,534		46,169
Bill.com Holdings, Inc. (a)	143		26,914
Bottomline Technologies, Inc. (a)	2,807		158,287
Braze, Inc., Class A (a)	949		47,469
Cadence Design Systems, Inc. (a)	434		66,029
Check Point Software Technologies Ltd. (a)(b)	24		2,904
Cipher Mining, Inc. (a)	39,540		120,202
Citrix Systems, Inc.	1,891		192,769
Cognyte Software Ltd. (a)(b)	5,583		60,576
CommVault Systems, Inc. (a)	354		23,881
Confluent, Inc., Class A (a)	911		59,570
Crowdstrike Holdings, Inc., Class A (a)	202		36,489
CyberArk Software Ltd. (a)(b)	354		48,551
Datadog, Inc., Class A (a)	775		113,235
The Descartes Systems Group, Inc. (a)(b)	184		13,390
DocuSign, Inc. (a)	185		23,267
Domo, Inc., Class B (a)	5,368		252,081
Dynatrace, Inc. (a)	1,142		62,650
EngageSmart, Inc. (a)	5,247		114,699
Everbridge, Inc. (a)	1,052		53,778
Fortinet, Inc. (a)	574		170,616
HubSpot, Inc. (a)	150		73,320
Intuit, Inc.	628		348,684
ironSource Ltd., Class A (a)(b)	36,934		255,214
Lightspeed Commerce, Inc. (a)(b)	635		20,606
Mandiant, Inc. (a)	1,361		20,537
Manhattan Associates, Inc. (a)	2,028		271,488
McAfee Corporation, Class A	7,078		181,551
Microsoft Corporation (h)	5,625		1,749,262
Mimecast Ltd. (a)(b)	6,826		544,100
Momentive Global, Inc. (a)	8,537		146,239
Nice Ltd. - ADR (a)(b)	68		17,412
Nuance Communications, Inc. (a)	13,455		743,389
Nutanix, Inc., Class A (a)	1,596		43,635
Oracle Corporation	3,968		322,043
Palo Alto Networks, Inc. (a)	1,107		572,762
Qualtrics International, Inc. (a)(h)	238		6,966
RingCentral, Inc., Class A (a)(h)	547		96,540
Riskfield Ltd., Class A (a)(b)(h)	5,812		40,510
SailPoint Technologies Holdings, Inc. (a)	1,717		66,431
salesforce.com, Inc. (a)(h)	1,230		286,135
SentinelOne, Inc., Class A (a)	1,134		50,747
ServiceNow, Inc. (a)	428		250,714
Smartsheet, Inc., Class A (a)(h)	1,882		117,098
Splunk, Inc. (a)(h)	685		84,885
Sumo Logic, Inc. (a)	4,127		49,153
Synopsys, Inc. (a)	462		143,451
Tenable Holdings, Inc. (a)	6,051		311,021
Tufin Software Technologies Ltd. (a)(b)	12,408		109,811
Unity Software, Inc. (a)	363		38,169
Varonis Systems, Inc. (a)	1,666		62,075
Verint Systems, Inc. (a)	2,583		132,585
VMware, Inc., Class A	506		65,011
Vonage Holdings Corporation (a)	14,288		297,762
Workday, Inc., Class A (a)	1,156		292,480
Zendesk, Inc. (a)(h)	590		58,121
Zeta Global Holdings Corporation, Class A (a)	3,087		28,586
Zscaler, Inc. (a)	386		99,244
			10,589,606
Special Purpose Acquisition Companies - 0.01%
Aequi Acquisition Corporation, Class A (a)	1,800		17,622

Specialty Retail - 0.32%
Bath & Body Works, Inc.	1,066		59,771
Brilliant Earth Group, Inc. (a)	4,355		57,660
Citi Trends, Inc. (a)	1,646		80,193
Five Below, Inc. (a)	426		69,864
The Gap, Inc.	2,950		53,307
The Home Depot, Inc.	251		92,112
Lithia Motors, Inc.	1,161		339,163
Lowe's Companies, Inc.	289		68,594
The TJX Companies, Inc.	118		8,492
Tractor Supply Company	119		25,979
			855,135
Technology Hardware, Storage & Peripherals - 0.38%
Apple, Inc. (h)	2,324		406,188
Dell Technologies, Inc., Class C (a)	1,127		64,025
Hewlett Packard Enterprise Company	1,833		29,933
NetApp, Inc.	1,972		170,598
Pure Storage, Inc., Class A (a)	13,363		353,986
			1,024,730
Textiles, Apparel & Luxury Goods - 0.11%
Capri Holdings Ltd. (a)(b)	1,041		62,533
NIKE, Inc., Class B (h)	854		126,452
Tapestry, Inc.	2,856		108,385
			297,370
Thrifts & Mortgage Finance - 0.22%
Mr. Cooper Group, Inc. (a)	7,253		291,208
New York Community Bancorp, Inc.	20,208		235,625
UWM Holdings Corporation	11,883		61,435
			588,268
Trading Companies & Distributors - 0.26%
AerCap Holdings NV (a)(b)	2,821		177,723
Air Lease Corporation	5,164		205,579
Fortress Transportation and Infrastructure Investors LLC	1,495		39,901
Triton International Ltd. (b)	2,992		180,777
W.W. Grainger, Inc.	15		7,427
WESCO International, Inc. (a)	626		76,303
			687,710
Wireless Communication Services - 0.00%
NII Holdings, Inc. (a)(g)	6,235		2,182

Wireless Telecommunication Services - 0.06%
T-Mobile U.S., Inc. (a)	1,557		168,421

Total Long Common Stocks
(Cost $92,068,481)			90,309,595

LONG WARRANTS - 0.02%
Health Care Equiptment & Supplies - 0.00%
Valeritas Holdings, Inc. (b)(g)	1,688		-
Exercise Price: $12.00, 11/14/2023
Health Care Technology - 0.01%
Multiplan Corporation	515		608
Exercise Price: $25.00, 2/13/2025
Sema4 Holdings Corporation	25,818		18,847
Exercise Price: $11.50, 9/24/2027			19,455

Insurance - 0.01%
International General Insurance Holdings Ltd. (b)	29,450		19,967
Exercise Price: $25.00, 3/17/2025
Special Purpose Acquisition Companies - 0.00%
Aequi Acquisition Corporation, Class A	600		328
Exercise Price: $27.00, 11/30/2027

Total Long Warrants
(Cost $120,013)			39,750

LONG EXCHANGE TRADED FUNDS - 28.33%
Consumer Staples Select Sector SPDR Fund	362		27,501
Energy Select Sector SPDR Fund	4,551		300,002
Financial Select Sector SPDR Fund (h)	2,463		96,205
Invesco QQQ Trust Series 1	10,741		3,899,520
Invesco S&P 500 Equal Weight ETF	1,924		299,451
Invesco S&P 500 Low Volatility ETF	4,696		306,884
iShares 20+ Year Treasury Bond ETF (h)	240		34,174
iShares iBoxx $ High Yield Corporate Bond ETF (d)	407,843		34,544,302
iShares iBoxx $ Investment Grade Corporate Bond ETF	261,900		33,460,344
iShares MSCI Emerging Markets ETF	955		46,642
iShares MSCI Eurozone ETF	291		13,788
iShares Expanded Tech-Software ETF (a)	3,169		1,125,217
iShares Russell 2000 ETF	4,946		995,333
iShares U.S. Real Estate ETF	323		34,425
ProShares VIX Short-Term Futures ETF (a)	7,926		138,546
SPDR S&P 500 ETF Trust (h)	1,623		730,204
SPDR S&P Oil & Gas Exploration & Production ETF	480		51,168
SPDR S&P Retail ETF	598		48,875
U.S. Global Jets ETF	2,464		52,286
United States Oil Fund LP (a)	1,167		72,914
Total Long Exchange Traded Funds			76,277,781
(Cost $78,303,505)

PURCHASED OPTIONS - 0.06%	Contracts (c)	Notional Amount
Purchased Call Options - 0.06%
Aldeyra Therapeutics, Inc.
Expiration: February 2022, Exercise Price: $2.50	1	367	117
Altice USA, Inc. (h)
Expiration: March 2022, Exercise Price: $20.00	27	38,934	1,012
Blue Apron Holdings, Inc.
Expiration: April 2022, Exercise Price: $10.00	6	4,638	450
Centennial Resource Development, Inc. (h)
Expiration: April 2022, Exercise Price: $8.00	163	127,303	15,077
Citigroup, Inc. (h)
Expiration: March 2022, Exercise Price: $65.00	20	130,240	4,990
ConocoPhillips (h)
Expiration: March 2022, Exercise Price: $87.50	14	124,068	6,895
EPAM Systems, Inc.
Expiration: February 2022, Exercise Price: $480.00	4	190,456	9,280
Fastly, Inc. (h)
Expiration: March 2022, Exercise Price: $45.00	5	14,330	140
Expiration: March 2022, Exercise Price: $50.00	5	14,330	67
Healthcare Trust of America, Inc. (h)
Expiration: March 2022, Exercise Price: $32.50	14	45,570	3,185
Kyndryl Holdings, Inc. (h)
Expiration: March 2022, Exercise Price: $20.00	15	25,320	600
CBOE Volatility Index (h)
Expiration: March 2022, Exercise Price: $30.00	7	17,381	2,048
Marqeta, Inc. (h)
Expiration: February 2022, Exercise Price: $12.50	28	33,040	1,960
Northern Oil and Gas, Inc. (h)
Expiration: February 2022, Exercise Price: $25.00	52	122,304	4,030
Patterson-UTI Energy, Inc. (h)
Expiration: February 2022, Exercise Price: $9.00	114	113,544	14,535
Expiration: February 2022, Exercise Price: $10.00	41	40,836	2,768
PDC Energy, Inc. (h)
Expiration: April 2022, Exercise Price: $59.50	23	136,321	13,800
Qualtrics International, Inc. (h)
Expiration: May 2022, Exercise Price: $25.00	9	26,343	5,670
RingCentral, Inc. (h)
Expiration: July 2022, Exercise Price: $200.00	2	35,298	4,110
Riskified Ltd. (b)(h)
Expiration: June 2022, Exercise Price: $10.00	17	11,849	1,360
SM Energy Company (h)
Expiration: February 2022, Exercise Price: $30.00	80	262,480	33,600
Smartsheet, Inc. (h)
Expiration: May 2022, Exercise Price: $70.00	2	12,444	990
SomaLogic, Inc. (h)
Expiration: May 2022, Exercise Price: $12.50	54	46,332	3,105
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: May 2022, Exercise Price: $120.00	33	351,780	16,335
Splunk, Inc. (h)
Expiration: June 2022, Exercise Price: $120.00	3	37,176	5,168
Sumo Logic, Inc.
Expiration: May 2022, Exercise Price: $12.50	20	23,820	2,950
Vimeo, Inc. (h)
Expiration: July 2022, Exercise Price: $17.50	36	52,740	6,300
			160,542
Purchased Put Options - 0.00%
iShares 20+ Year Treasury Bond ETF (h)
Expiration: February 2022, Exercise Price: $139.00	21	299,019	1,796
iShares iBoxx High Yield Corporate Bond ETF
Expiration: March 2022, Exercise Price: $86.00	29	245,630	7,076
			8,872
Total Purchased Options
(Cost $156,848)			169,414

	Principal Amount		Value
LONG ESCROW NOTES - 0.01%
Altaba, Inc. (a)(b)(g)	5,796		34,254
Total Long Escrow Notes
(Cost $33,936)			34,254

	Shares
LONG SHORT-TERM INVESTMENTS - 36.98%
Fidelity Investments Money Market Funds Government Portfolio, Class I, 0.01% (e)	99,548,317		99,548,317
Total Long Short-Term Investments
(Cost $99,548,317)			99,548,317
Total Long Investments
(Cost $270,231,100) - 98.94%			$266,379,111

SECURITIES SOLD SHORT (f) - (31.10)%
SHORT COMMON STOCKS - (20.80)%
Aerospace & Defense - (0.04)%
Lockheed Martin Corporation	(265)		(103,120)
Virgin Galactic Holdings, Inc.	(567)		(5,216)
			(108,336)
Air Freight & Logistics - (0.20)%
Atlas Air Worldwide Holdings, Inc.	(286)		(22,974)
C.H. Robinson Worldwide, Inc.	(714)		(74,720)
DSV A/S (b)	(188)		(38,198)
Expeditors International of Washington, Inc.	(6)		(687)
FedEx Corporation	(1,180)		(290,115)
GXO Logistics, Inc.	(213)		(17,298)
Hub Group, Inc., Class A	(118)		(8,935)
United Parcel Service, Inc., Class B	(417)		(84,321)
			(537,248)
Airlines - (0.06)%
American Airlines Group, Inc.	(4,998)		(82,317)
Southwest Airlines Company	(237)		(10,608)
United Airlines Holdings, Inc.	(1,702)		(72,982)
			(165,907)
Auto Components - (0.20)%
American Axle & Manufacturing Holdings, Inc.	(2,517)		(20,488)
BorgWarner, Inc.	(349)		(15,304)
Gentex Corporation	(3,195)		(100,323)
QuantumScape Corporation	(2,370)		(39,555)
Veoneer, Inc.	(10,356)		(364,635)
			(540,305)
Automobiles - (0.12)%
Fisker, Inc.	(9,128)		(107,802)
General Motors Company	(781)		(41,182)
Rivian Automotive, Inc., Class A	(1,185)		(77,902)
Tesla Motors, Inc.	(117)		(109,596)
			(336,482)
Banks - (2.38)%
Ameris Bancorp	(2,465)		(121,549)
Associated Banc-Corp	(7,324)		(175,044)
Banco Comercial Portugues SA (b)	(512,836)		(87,148)
Bank of America Corporation	(4,394)		(202,739)
Bank OZK	(3,658)		(171,377)
BankUnited, Inc.	(4,179)		(174,473)
Citigroup, Inc.	(2,785)		(181,359)
Citizens Financial Group, Inc.	(907)		(46,683)
Columbia Banking System, Inc.	(1,285)		(44,680)
Cullen/Frost Bankers, Inc.	(1,679)		(236,756)
East West Bancorp, Inc.	(2,074)		(179,069)
Fifth Third Bancorp	(6,545)		(292,103)
FinecoBank Banca Fineco SpA (b)	(2,831)		(47,595)
First Horizon National Corporation	(20,825)		(356,316)
First Republic Bank	(239)		(41,488)
FNB Corporation	(13,563)		(175,234)
Great Western Bancorp, Inc.	(775)		(23,932)
Hancock Holding Company	(4,541)		(239,402)
Hilltop Holdings, Inc.	(3,840)		(126,835)
JPMorgan Chase & Company	(417)		(61,966)
KBC Group N.V. (b)	(958)		(83,316)
KeyCorp	(16,303)		(408,553)
M&T Bank Corporation	(2,976)		(504,075)
Pinnacle Financial Partners, Inc.	(1,785)		(172,627)
Regions Financial Corporation	(17,896)		(410,534)
Renasant Corporation	(3,287)		(120,896)
Royal Bank of Canada (b)	(2,651)		(302,253)
Simmons First National Corporation, Class A	(2,068)		(59,145)
Skandinaviska Enskilda Banken AB, Class A (b)	(7,457)		(96,396)
Svenska Handelsbanken AB, Class A (b)	(22,603)		(240,893)
Texas Capital Bancshares, Inc.	(2,874)		(180,200)
Truist Financial Corporation	(10,174)		(639,131)
Wells Fargo & Company	(3,535)		(190,183)
			(6,393,950)
Beverages - (0.31)%
Brown-Forman Corporation, Class B	(460)		(31,018)
Constellation Brands, Inc., Class A	(1,025)		(243,694)
Heineken NV (b)	(293)		(31,423)
Keurig Dr. Pepper, Inc.	(6,191)		(234,948)
Molson Coors Brewing Company, Class B	(2,346)		(111,810)
National Beverage Corporation	(4,131)		(184,532)
			(837,425)
Biotechnology - (0.14)%
ALECTOR, Inc.	(291)		(4,615)
Arcus Biosciences, Inc.	(141)		(4,343)
Avidity Biosciences, Inc.	(165)		(2,742)
Beam Therapeutics, Inc.	(39)		(2,699)
BeiGene Ltd. - ADR (b)	(11)		(2,668)
Bicycle Therapeutics plc - ADR (b)	(51)		(2,490)
Burning Rock Biotech Ltd. - ADR (b)	(284)		(2,556)
CareDx, Inc.	(343)		(14,337)
Caribou Biosciences, Inc.	(383)		(4,110)
Celldex Therapeutics, Inc.	(84)		(2,605)
Century Therapeutics, Inc.	(368)		(4,795)
ChemoCentryx, Inc.	(97)		(2,608)
Coherus Biosciences, Inc.	(204)		(2,522)
Compass Pathways plc - ADR (b)	(221)		(3,481)
Crinetics Pharmeceuticals, Inc.	(156)		(2,947)
CureVac NV (b)	(118)		(2,279)
Design Therapeutics, Inc.	(175)		(2,212)
Exact Sciences Corporation	(423)		(32,300)
Foghorn Therapeutics, Inc.	(214)		(3,291)
Gossamer Bio, Inc.	(292)		(2,800)
Graphite Bio, Inc.	(527)		(4,922)
I-Mab - ADR (b)	(214)		(5,404)
Immuneering Corporation, Class A	(167)		(1,670)
Inhibrx, Inc.	(96)		(2,550)
Invitae Corporation	(3,631)		(40,812)
iTeos Therapeutics, Inc.	(82)		(3,003)
Janux Therapeutics, Inc.	(315)		(4,798)
Karuna Therapeutics, Inc.	(40)		(4,442)
Keros Therapeutics, Inc.	(112)		(5,193)
Kodiak Sciences, Inc.	(23)		(1,350)
Krystal Biotech, Inc.	(53)		(3,127)
MeiraGTx Holdings plc (b)	(290)		(4,347)
Moderna, Inc.	(445)		(75,352)
Novavax, Inc.	(59)		(5,528)
Omega Therapeutics, Inc.	(237)		(2,692)
ORIC Pharmaceuticals, Inc.	(516)		(5,103)
PMV Pharmaceuticals, Inc.	(154)		(2,473)
Pyxis Oncology, Inc.	(405)		(3,864)
Recursion Pharmaceuticals, Inc., Class A	(212)		(2,510)
Relay Therapeutics, Inc.	(121)		(2,678)
REVOLUTION Medicines, Inc.	(210)		(4,519)
Rhythm Pharmaceuticals, Inc.	(399)		(2,957)
Rubius Therapeutics, Inc.	(402)		(2,714)
SQZ Biotechnologies Company	(482)		(3,866)
Tenaya Therapeutics, Inc.	(442)		(5,269)
Twist Bioscience Corporation	(880)		(52,290)
Ultragenyx Pharmaceutical, Inc.	(37)		(2,587)
Verve Therapeutics, Inc.	(127)		(3,660)
Zai Lab Ltd. - ADR (b)	(68)		(3,378)
Zentalis Pharmaceuticals, Inc.	(95)		(5,423)
			(370,881)
Building Products - (0.09)%
Allegion plc (b)	(445)		(54,615)
American Woodmark Corporation	(113)		(6,772)
Armstrong World Industries, Inc.	(44)		(4,357)
The AZEK Company, Inc.	(947)		(31,279)
JELD-WEN Holding, Inc.	(524)		(12,366)
Lennox International, Inc.	(148)		(41,976)
Owens Corning	(218)		(19,337)
Trane Technologies plc (b)	(430)		(74,433)
			(245,135)
Capital Markets - (0.83)%
The Bank of New York Mellon Corporation	(8,970)		(531,562)
The Charles Schwab Corporation	(451)		(39,553)
Coinbase Global, Inc., Class A	(1,185)		(225,328)
Credit Suisse Group AG - Reg (b)	(22,535)		(214,205)
Deutsche Bank AG - Reg (b)	(18,898)		(263,125)
Deutsche Boerse AG (b)	(503)		(89,409)
S&P Global, Inc.	(2,079)		(863,242)
			(2,226,424)
Chemicals - (0.25)%
Ashland Global Holdings, Inc.	(108)		(10,372)
BASF SE (b)	(641)		(49,093)
Celanese Corporation	(64)		(9,965)
Chr Hansen Holding A/S (b)	(415)		(33,281)
Danimer Scientific, Inc.	(6,646)		(33,297)
Dow, Inc.	(3,404)		(203,321)
Eastman Chemical Company	(113)		(13,439)
Ecolab, Inc.	(482)		(91,315)
LyondellBasell Industries N.V., Class A (b)	(1,355)		(131,069)
RPM International, Inc.	(79)		(7,000)
The Sherwin-Williams Company	(297)		(85,094)
			(667,246)
Commercial Services & Supplies - (0.13)%
Rollins, Inc.	(3,883)		(119,791)
Waste Management, Inc.	(1,617)		(243,261)
			(363,052)
Communications Equipment - (0.10)%
Cisco Systems, Inc.	(1,406)		(78,272)
Telefonaktiebolaget LM Ericsson - ADR (b)	(5,900)		(73,042)
ViaSat, Inc.	(2,380)		(104,768)
			(256,082)
Construction & Engineering - 0.00%
Quanta Services, Inc.	(81)		(8,320)

Construction Materials - (0.01)%
Vulcan Materials Company	(113)		(21,505)

Consumer Finance - (0.36)%
American Express Company	(1,324)		(238,082)
Capital One Financial Corporation	(2,001)		(293,607)
Discover Financial Services	(2,550)		(295,162)
SoFi Technologies, Inc.	(10,661)		(133,049)
			(959,900)
Containers & Packaging - (0.09)%
Amcor plc (b)	(2,581)		(30,998)
Ball Corporation	(1,658)		(160,991)
Crown Holdings, Inc.	(185)		(21,164)
Sealed Air Corporation	(227)		(15,418)
			(228,571)
Distributors - (0.02)%
Genuine Parts Company	(357)		(47,563)

Electric Utilities - (0.02)%
Duke Energy Corporation	(576)		(60,515)

Electrical Equipment - (0.10)%
Ballard Power Systems, Inc. (b)	(2,844)		(29,578)
Bloom Energy Corporation, Class A	(2,597)		(39,163)
Eaton Corporation plc (b)	(410)		(64,956)
Generac Holdings, Inc.	(65)		(18,355)
Hubbell, Inc.	(60)		(11,237)
Plug Power, Inc.	(1,422)		(31,099)
Rockwell Automation, Inc.	(202)		(58,422)
Shoals Technologies Group, Inc., Class A	(160)		(2,698)
Vertiv Holdings Company	(346)		(7,218)
			(262,726)
Electronic Equipment, Instruments & Components - (0.08)%
Corning, Inc.	(1,003)		(42,166)
II-VI, Inc.	(1,042)		(66,063)
TD SYNNEX Corporation	(734)		(76,754)
Zebra Technologies Corporation	(46)		(23,420)
			(208,403)
Energy Equipment & Services - (0.10)%
Baker Hughes, Inc.	(10,182)		(279,394)
ProPetro Holding Corporation	(245)		(2,575)
			(281,969)
Entertainment - (0.25)%
AMC Entertainment Holdings, Inc.	(6,045)		(97,083)
Roku, Inc.	(493)		(80,877)
Take-Two Interactive Software, Inc.	(2,164)		(353,468)
The Walt Disney Company	(914)		(130,674)
			(662,102)
Food & Staples Retailing - (0.31)%
Sysco Corporation	(4,644)		(362,928)
Wal-Mart Stores, Inc.	(3,338)		(466,686)
			(829,614)
Food Products - (0.92)%
Archer-Daniels-Midland Company	(4,660)		(349,500)
B&G Foods, Inc.	(2,661)		(82,757)
Beyond Meat, Inc.	(1,643)		(107,009)
Campbell Soup Company	(6,602)		(291,280)
Flowers Foods, Inc.	(12,954)		(364,396)
The Hain Celestial Group, Inc.	(2,137)		(78,065)
Kellogg Company	(4,492)		(282,996)
McCormick & Company, Inc.	(2,150)		(215,667)
Nestle SA (b)	(689)		(88,976)
Nomad Foods Ltd. (b)	(4,098)		(105,728)
Post Holdings, Inc.	(395)		(41,799)
Sanderson Farms, Inc.	(1,264)		(232,576)
Tyson Foods, Inc., Class A	(1,217)		(110,613)
Utz Brands, Inc.	(8,384)		(135,066)
			(2,486,428)
Health Care Equipment & Supplies - (0.09)%
Baxter International, Inc.	(401)		(34,261)
Becton, Dickinson and Company	(218)		(55,403)
BioLife Solutions, Inc.	(601)		(17,934)
CryoPort, Inc.	(378)		(15,789)
Medtronic plc (b)	(249)		(25,769)
Pulse Biosciences, Inc.	(131)		(1,593)
Quidel Corporation	(436)		(45,065)
STERIS plc (b)	(227)		(50,939)
			(246,753)
Health Care Providers & Services - (0.07)%
HCA Holdings, Inc.	(595)		(142,830)
UnitedHealth Group, Inc.	(103)		(48,674)
			(191,504)
Health Care Technology - (0.01)%
Schrodinger, Inc.	(213)		(6,038)
Veeva Systems, Inc., Class A	(35)		(8,279)
			(14,317)
Hotels, Restaurants & Leisure - (1.07)%
Airbnb, Inc., Class A	(2,246)		(345,817)
BJ's Restaurants, Inc.	(2,254)		(67,823)
Carnival Corporation (b)	(164)		(3,249)
Choice Hotels International, Inc.	(1,798)		(257,833)
Cracker Barrel Old Country Store, Inc.	(1,263)		(150,474)
Domino's Pizza, Inc.	(149)		(67,743)
DraftKings, Inc., Class A	(4,967)		(109,721)
Evolution AB (b)	(809)		(100,653)
Hilton Grand Vacations, Inc.	(2,576)		(125,863)
Hilton Worldwide Holdings, Inc.	(886)		(128,567)
Hyatt Hotels Corporation, Class A	(1,151)		(105,443)
Jack in the Box, Inc.	(833)		(75,845)
McDonald's Corporation	(476)		(123,498)
MGM Resorts International	(3,762)		(160,713)
Penn National Gaming, Inc.	(5,529)		(252,178)
Restaurant Brands International, Inc. (b)	(9,639)		(539,495)
Scientific Games Corporation	(1,819)		(104,956)
Shake Shack, Inc., Class A	(346)		(22,860)
Starbucks Corporation	(356)		(35,002)
Wingstop, Inc.	(231)		(35,401)
Yum China Holdings, Inc.	(1,190)		(57,322)
			(2,870,456)
Household Durables - (0.09)%
Helen of Troy Ltd. (b)	(714)		(149,461)
Installed Building Products, Inc.	(158)		(17,505)
KB Home	(20)		(845)
Leggett & Platt, Inc.	(107)		(4,264)
LGI Homes, Inc.	(64)		(7,969)
Mohawk Industries, Inc.	(260)		(41,046)
PulteGroup, Inc.	(613)		(32,299)
			(253,389)
Household Products - (0.18)%
Church & Dwight Company, Inc.	(1,715)		(176,045)
Colgate-Palmolive Company	(484)		(39,906)
Kimberly-Clark Corporation	(493)		(67,862)
The Procter & Gamble Company	(692)		(111,031)
Reynolds Consumer Products, Inc.	(1,568)		(47,463)
WD-40 Company	(131)		(29,116)
			(471,423)
Industrial Conglomerates - (0.39)%
3M Company	(4,980)		(826,780)
General Electric Company	(997)		(94,196)
Honeywell International, Inc.	(522)		(106,739)
Roper Technologies, Inc.	(55)		(24,044)
			(1,051,759)
Insurance - (0.32)%
Allianz S.E. (b)	(722)		(185,374)
Assicurazioni Generali SpA (b)	(5,635)		(118,587)
Manulife Financial Corporation (b)	(7,546)		(157,135)
Storebrand ASA (b)	(15,504)		(165,294)
Swiss Re AG (b)	(2,188)		(238,400)
			(864,790)
Interactive Media & Services - (0.07)%
Bumble, Inc., Class A	(1,511)		(44,590)
fuboTV, Inc.	(2,586)		(27,774)
Snap, Inc., Class A	(1,562)		(50,827)
Taboola.com Ltd. (b)	(3,802)		(23,002)
Twitter, Inc.	(799)		(29,970)
			(176,163)
Internet & Direct Marketing Retail - (0.26)%
DoorDash, Inc., Class A	(2,616)		(296,890)
eBay, Inc.	(991)		(59,529)
Farfetch Ltd., Class A (b)	(457)		(9,921)
Fiverr International Ltd. (b)	(148)		(12,626)
Porch Group, Inc.	(5,961)		(62,889)
Prosus NV (b)	(1,849)		(153,828)
Wayfair, Inc., Class A	(591)		(92,149)
			(687,832)
IT Services - (0.47)%
Affirm Holdings, Inc.	(23)		(1,473)
International Business Machines Corporation	(710)		(94,835)
Kyndryl Holdings, Inc.	(1)		(17)
Paymentus Holdings, Inc., Class A	(5,947)		(156,287)
Shift4 Payments, Inc., Class A	(818)		(43,125)
Snowflake, Inc., Class A	(1,166)		(321,699)
Block, Inc.	(3,759)		(459,688)
Squarespace, Inc., Class A	(476)		(15,775)
Toast, Inc., Class A	(3,510)		(80,309)
Twilio, Inc., Class A	(114)		(23,498)
Wipro Ltd. - ADR (b)	(8,409)		(64,665)
			(1,261,371)
Life Sciences Tools & Services - (0.10)%
10X Genomics, Inc., Class A	(63)		(6,065)
23andMe Holding Company, Class A	(5,387)		(25,157)
Adaptive Biotechnologies Corporation	(351)		(6,122)
Evotec S.E. (b)	(22)		(890)
Illumina, Inc.	(98)		(34,184)
Pacific Biosciences of California, Inc.	(3,222)		(36,022)
Quanterix Corporation	(2,539)		(77,287)
Thermo Fisher Scientific, Inc.	(136)		(79,057)
Seer, Inc.	(371)		(5,836)
			(270,620)
Machinery - (0.46)%
AGCO Corporation	(81)		(9,493)
Allison Transmission Holdings, Inc.	(422)		(16,032)
Caterpillar, Inc.	(493)		(99,369)
Colfax Corporation	(69)		(2,837)
Cummins, Inc.	(440)		(97,187)
Donaldson Company, Inc.	(11)		(612)
Flowserve Corporation	(686)		(22,377)
Fortive Corporation	(297)		(20,951)
Gates Industrial Corp plc (b)	(553)		(8,555)
IDEX Corporation	(337)		(72,603)
Illinois Tool Works, Inc.	(521)		(121,872)
Kennametal, Inc.	(1,454)		(50,265)
The Manitowoc Company, Inc	(430)		(7,848)
Nikola Corporation	(5,100)		(40,953)
Oshkosh Corporation	(412)		(46,890)
Pentair plc (b)	(1,297)		(82,619)
Proto Labs, Inc.	(341)		(17,111)
Terex Corporation	(323)		(13,476)
The Timken Company	(445)		(29,726)
The Toro Company	(12)		(1,159)
Westinghouse Air Brake Technologies Corporation	(3,668)		(326,085)
Xylem, Inc.	(1,419)		(149,023)
			(1,237,043)
Marine - (0.20)%
AP Moller - Maersk A/S, Class B (b)	(115)		(413,097)
Kuehne + Nagel International AG - Reg (b)	(491)		(138,652)
			(551,749)
Media - (0.17)%
Charter Communications, Inc., Class A	(236)		(140,028)
Comcast Corporation, Class A	(2,609)		(130,424)
Magnite, Inc.	(1,436)		(19,486)
Omnicom Group, Inc.	(1,799)		(135,573)
PubMatic, Inc., Class A	(1,521)		(37,341)
			(462,852)
Metals & Mining - (0.29)%
Alumina Ltd. (b)	(16,919)		(22,862)
BHP Group Ltd. (b)	(7,261)		(232,864)
First Quantum Minerals Ltd. (b)	(1,888)		(46,504)
Fortescue Metals Group Ltd. (b)	(6,485)		(91,063)
Freeport-McMoRan, Inc.	(741)		(27,580)
Lundin Mining Corporation (b)	(8,587)		(71,539)
MMC Norilsk Nickel PJSC - ADR (b)	(7)		(198)
MP Materials Corporation	(1,770)		(70,694)
Rio Tinto plc - ADR (b)	(1,416)		(101,102)
Southern Copper Corporation	(711)		(45,426)
Standard Lithium Ltd. (b)	(3,332)		(23,657)
Stelco Holdings, Inc. (b)	(1,871)		(54,151)
			(787,640)
Multiline Retail - (0.25)%
Dollar General Corporation	(2,364)		(492,847)
Nordstrom, Inc.	(987)		(22,207)
Target Corporation	(693)		(152,758)
			(667,812)
Multi-Utilities - (0.05)%
Consolidated Edison, Inc.	(718)		(62,071)
Dominion Resources, Inc.	(753)		(60,737)
			(122,808)
Oil, Gas & Consumable Fuels - (1.46)%
BP plc - ADR (b)	(8,616)		(266,407)
Cameco Corporation (b)	(3,249)		(63,128)
Canadian Natural Resources Ltd. (b)	(7,769)		(395,598)
Chesapeake Energy Corporation	(3,906)		(266,272)
Chevron Corporation	(810)		(106,377)
CNX Resources Corporation	(12,721)		(188,652)
Comstock Resources, Inc.	(27,736)		(215,786)
Delek U.S. Holdings, Inc.	(318)		(4,935)
EOG Resources, Inc.	(3,360)		(374,573)
EQT Corporation	(2,760)		(58,650)
Exxon Mobil Corporation	(64)		(4,861)
Hess Corporation	(4,537)		(418,720)
HollyFrontier Corporation	(3,592)		(126,295)
Laredo Petroleum, Inc.	(706)		(47,415)
Occidental Petroleum Corporation	(6,210)		(233,931)
PBF Energy, Inc., Class A	(2,868)		(45,429)
Shell Plc - ADR (b)	(7,931)		(407,653)
Southwestern Energy Company	(28,054)		(123,438)
Suncor Energy, Inc. (b)	(13,764)		(393,238)
TotalEnergies SE - ADR (b)	(2,585)		(146,828)
Valero Energy Corporation	(597)		(49,533)
			(3,937,719)
Paper & Forest Products - (0.01)%
West Fraser Timber Co Ltd. (b)	(333)		(30,823)

Pharmaceuticals - (0.10)%
Avadel Pharmaceuticals Plc - ADR (b)	(529)		(3,184)
GlaxoSmithKline plc - ADR (b)	(235)		(10,533)
Nektar Therapeutics	(397)		(4,415)
Novartis AG - ADR (b)	(589)		(51,190)
Pfizer, Inc.	(3,349)		(176,459)
Royalty Pharma plc, Class A (b)	(189)		(7,562)
Theseus Pharmaceuticals, Inc.	(500)		(4,615)
Ventyx Biosciences, Inc.	(287)		(4,666)
			(262,624)
Professional Services - (0.10)%
Nielsen Holdings plc (b)	(13,760)		(259,514)

Real Estate Investment Trusts (REITs) - (4.61)%
AGNC Investment Corporation	(11,906)		(177,280)
Annaly Capital Management, Inc.	(44,568)		(352,087)
Brandywine Realty Trust	(13,505)		(173,674)
Brixmor Property Group, Inc.	(35,777)		(907,305)
Broadstone Net Lease, Inc.	(20,390)		(471,213)
Camden Property Trust	(2,254)		(360,843)
Corporate Office Properties Trust	(6,641)		(167,752)
Cousins Properties, Inc.	(8,146)		(314,110)
Douglas Emmett, Inc.	(12,410)		(387,440)
EastGroup Properties, Inc.	(2,770)		(553,751)
Essential Properties Realty Trust, Inc.	(11,815)		(313,688)
Extra Space Storage, Inc.	(3,583)		(710,115)
Four Corners Property Trust, Inc.	(11,661)		(315,663)
Healthcare Realty Trust, Inc.	(22,852)		(708,869)
Healthpeak Properties, Inc.	(5,832)		(206,278)
National Health Investors, Inc.	(4,798)		(277,468)
National Retail Properties, Inc.	(2,275)		(100,964)
Park Hotels & Resorts, Inc.	(1,751)		(31,868)
Pebblebrook Hotel Trust	(1,766)		(38,234)
Prologis, Inc.	(5,547)		(869,881)
Realty Income Corporation	(9,505)		(659,742)
Regency Centers Corporation	(18,669)		(1,339,501)
SL Green Realty Corporation	(11,359)		(823,754)
STORE Capital Corporation	(3,820)		(121,132)
UDR, Inc.	(13,359)		(759,326)
Urban Edge Properties	(15,963)		(291,165)
Washington Real Estate Investment Trust	(19,976)		(491,809)
Welltower, Inc.	(5,316)		(460,525)
Weyerhaeuser Company	(388)		(15,687)
			(12,401,124)
Real Estate Management & Development - 0.00%
Opendoor Technologies, Inc.	(1,185)		(11,767)
Zillow Group, Inc., Class C	(572)		(28,875)
			(40,642)
Road & Rail - (0.34)%
Canadian National Railway Company (b)	(1,403)		(170,773)
Covenant Logistics Group, Inc.	(502)		(10,903)
Heartland Express, Inc.	(746)		(11,160)
J.B. Hunt Transport Services, Inc.	(511)		(98,388)
Knight-Swift Transportation Holdings, Inc.	(3,743)		(211,779)
Norfolk Southern Corporation	(142)		(38,623)
Old Dominion Freight Line, Inc.	(57)		(17,210)
Ryder System, Inc.	(721)		(52,770)
Saia, Inc.	(532)		(151,237)
TFI International, Inc. (b)	(403)		(38,809)
TuSimple Holdings, Inc., Class A	(2,079)		(39,002)
Union Pacific Corporation	(284)		(69,452)
			(910,106)
Semiconductors & Semiconductor Equipment - (1.28)%
Advanced Micro Devices, Inc.	(17,279)		(1,974,126)
Entegris, Inc.	(340)		(40,746)
GlobalFoundries, Inc. (b)	(4,216)		(208,017)
Intel Corporation	(5,581)		(272,464)
Lattice Semiconductor Corporation	(171)		(9,443)
Microchip Technology, Inc.	(2,354)		(182,388)
MKS Instruments, Inc.	(52)		(8,077)
NXP Semiconductors N.V. (b)	(783)		(160,859)
Skyworks Solutions, Inc.	(238)		(34,872)
Texas Instruments, Inc.	(3,167)		(568,445)
			(3,459,437)
Software - (0.50)%
Autodesk, Inc.	(138)		(34,471)
Avaya Holdings Corporation	(2,395)		(43,637)
Coupa Software, Inc.	(224)		(30,077)
Crowdstrike Holdings, Inc., Class A	(365)		(65,934)
DoubleVerify Holdings, Inc.	(1,052)		(29,098)
Elastic N.V. (b)	(761)		(70,963)
Freshworks, Inc., Class A	(2,703)		(58,790)
Gitlab, Inc., Class A	(1,130)		(72,331)
HashiCorp, Inc., Class A	(977)		(64,863)
JFrog Ltd. (b)	(511)		(13,654)
Lightspeed Commerce, Inc. (b)	(441)		(14,310)
Monday.com Ltd. (b)	(357)		(74,727)
nCino, Inc.	(340)		(15,582)
NortonLifeLock, Inc.	(568)		(14,774)
Oracle Corporation	(1,179)		(95,688)
Palantir Technologies, Inc., Class A	(12,333)		(169,085)
Paycom Software, Inc.	(115)		(38,559)
PTC, Inc.	(118)		(13,719)
Qualys, Inc.	(2)		(256)
salesforce.com, Inc.	(44)		(10,236)
The Trade Desk, Inc., Class A	(1,592)		(110,708)
UiPath, Inc., Class A	(3,268)		(119,380)
Workday, Inc., Class A	(2)		(506)
Zendesk, Inc.	(1,403)		(138,210)
Zoom Video Communications, Inc., Class A	(388)		(59,861)
			(1,359,419)
Specialty Retail - (0.17)%
Burlington Stores, Inc.	(276)		(65,393)
CarMax, Inc.	(696)		(77,374)
Carvana Company	(213)		(34,519)
Group 1 Automotive, Inc.	(119)		(20,207)
O'Reilly Automotive, Inc.	(93)		(60,613)
Penske Automotive Group, Inc.	(226)		(22,968)
RH	(16)		(6,445)
The TJX Companies, Inc.	(435)		(31,307)
Tractor Supply Company	(260)		(56,761)
Williams-Sonoma, Inc.	(558)		(89,581)
			(465,168)
Technology Hardware, Storage & Peripherals - (0.21)%
Corsair Gaming, Inc.	(227)		(4,436)
HP, Inc.	(10,337)		(379,678)
Logitech International SA (b)	(2,142)		(178,621)
			(562,735)
Textiles, Apparel & Luxury Goods - (0.06)%
Allbirds, Inc., Class A	(2,126)		(26,277)
On Holding AG, Class A (b)	(1,822)		(48,046)
PVH Corporation	(141)		(13,397)
Ralph Lauren Corporation	(120)		(13,301)
VF Corporation	(799)		(52,103)
			(153,124)
Thrifts & Mortgage Finance - (0.19)%
MGIC Investment Corporation	(7,140)		(108,385)
PennyMac Financial Services, Inc.	(1,963)		(123,080)
Rocket Companies, Inc., Class A	(23,162)		(292,768)
			(524,233)
Trading Companies & Distributors - (0.05)%
Fastenal Company	(2,171)		(123,052)
MSC Industrial Direct Company, Inc., Class A	(170)		(13,879)
			(136,931)
Wireless Telecommunication Services - (0.07)%
T-Mobile U.S., Inc.	(1,774)		(191,894)

Total Short Common Stocks
Proceeds $(56,445,349)			(55,991,863)

SHORT EXCHANGE TRADED FUNDS - (10.31)%
AdvisorShares Pure US Cannabis ETF	(159)		(3,347)
ARK Genomic Revolution ETF	(2,741)		(136,228)
Communication Services Select Sector SPDR Fund	(2,881)		(213,050)
Consumer Discretionary Select Sector SPDR Fund	(827)		(152,954)
Consumer Staples Select Sector SPDR Fund	(18,785)		(1,427,096)
Energy Select Sector SPDR Fund	(9,822)		(647,466)
Financial Select Sector SPDR Fund	(7,815)		(305,254)
First Trust NASDAQ Cybersecurity ETF	(9,816)		(469,107)
Health Care Select Sector SPDR Fund	(3,779)		(495,918)
Industrial Select Sector SPDR Fund	(6,037)		(608,167)
Invesco QQQ Trust Series 1	(15,823)		(5,744,540)
Invesco S&P 500 Equal Weight ETF	(1,576)		(245,289)
iShares Biotechnology ETF	(1,058)		(139,508)
iShares Cohen & Steers REIT ETF	(6,092)		(423,881)
iShares Expanded Tech-Software ETF	(6,360)		(2,258,245)
iShares iBoxx $ High Yield Corporate Bond ETF	(2,905)		(246,053)
iShares MSCI Eurozone ETF	(2,718)		(128,779)
iShares MSCI France ETF	(1,852)		(70,172)
iShares MSCI Germany ETF	(2,853)		(91,324)
iShares Russell 2000 ETF	(16,778)		(3,376,405)
iShares S&P Mid-Cap 400 Growth ETF	(3,071)		(234,655)
iShares U.S. Home Construction ETF	(1,142)		(80,637)
iShares U.S. Real Estate ETF	(3,311)		(352,886)
iShares U.S. Technology ETF	(10,612)		(1,117,019)
iShares U.S. Transportation ETF	(23)		(5,937)
Materials Select Sector SPDR	(1,843)		(155,641)
ProShares UltraShort 20+ Year Treasury	(19,285)		(350,023)
SPDR S&P 500 ETF Trust	(9,344)		(4,203,959)
SPDR S&P Biotech ETF	(792)		(73,997)
SPDR S&P Metals & Mining ETF	(2,219)		(92,577)
SPDR S&P Regional Banking ETF	(2,558)		(183,153)
SPDR S&P Retail ETF	(3,437)		(280,906)
Utilities Select Sector SPDR Fund	(1,428)		(98,889)
VanEck Vectors Semiconductor ETF	(7,155)		(1,970,487)
Vanguard Real Estate ETF	(12,916)		(1,372,196)
Total Short Exchange Traded Funds			(27,755,745)
(Proceeds $(27,822,781)

Total Securities Sold Short
(Proceeds $(84,268,130)) - (31.11)%			(83,747,608)
Total Investments
(Cost $185,962,970) - 67.84%			182,631,503
Other Assets In Excess Of Liabilities - 32.17%			86,593,801
Net Assets - 100.00%			269,225,304

(a)	Non-income producing security.
(b)	Foreign security.
(c)	100 shares per contract.
(d)
All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contacts, and futures contracts. The total value of assets committee as collateral as of January 31, 2022 is $34,544,302.

(e)	The rate quoted is the annualized seven-day effective yield as of January 31, 2022.
(f)	Securities sold short are not owned by the Fund and cannot produce income.
(g)	Level 3 security.
(h)	Held in connection with a written option contract, see Schedule of Written Options for more details.

ADR	- American Depository Receipt
ETF	- Exchange Traded Fund
plc	- Public Limited Company
Reg	- Registered

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global
Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter
(“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the "Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of January 31, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Assets
Long Common Stocks(1)	86,798,517	3,508,090	2,988		90,309,595
Long Warrants	39,750	-		(3)	39,750
Long Exchange Traded Funds	76,277,781	-	-		76,277,781
Purchased Options	-	169,414	-		169,414
Long Escrow Notes	-	-	34,254		34,254
Long Short-Term Investments	99,548,317	-	-		99,548,317
	$262,664,365	$3,677,504	$37,242		$266,379,111

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Liabilities
Short Common Stocks(1)	$(52,767,241)	$(3,224,622)	$-		$(55,991,863)
Short Exchange Traded Funds	(27,755,745)	-	-		(27,755,745)
Other Instruments
Written Options	-	(88,287)	-		(88,287)
Future Contracts(2)	-	(5,981,841)	-		(5,981,841)
Swap Contracts(2)	-	(96,880)	-		(96,880)
	$(80,522,986)	$(9,391,630)	$-		$(89,914,616)

(1) Please refer to the Schedule of Investments to view long and short common stocks segregated by industry type.
(2) Swap contracts and futures contracts contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedules of Swap and Open Futures contracts.
(3) Value of Warrants less than $0.25.

For the period ended January 31, 2022, there were no transfers to Level 3 securities.

Weiss Alternative Multi-Strategy Fund
SCHEDULE OF WRITTEN OPTIONS (Unaudited)
January 31, 2022

	Contracts(a)	Notional Amount	Value

WRITTEN CALL OPTIONS
Altice USA, Inc.
Expiration: March 2022, Exercise Price: $25.00	(27)	$(38,934)	$135
Centennial Resource Development, Inc.
Expiration: April 2022, Exercise Price: $10.00	(48)	(37,488)	1,680
Citigroup, Inc.
Expiration: March 2022, Exercise Price: $70.00	(20)	(130,240)	1,530
Concentrix Corporation
Expiration: February 2022, Exercise Price: $170.00	(3)	(60,297)	9,405
Expiration: February 2022, Exercise Price: $185.00	(1)	(20,099)	1,860
ConocoPhillips
Expiration: March 2022, Exercise Price: $95.00	(14)	(124,068)	2,744
DISH Network Corporation
Expiration: February 2022, Exercise Price: $37.50	(7)	(21,980)	101
Fastly, Inc.
Expiration: March 2022, Exercise Price: $60.00	(5)	(14,330)	50
Expiration: March 2022, Exercise Price: $75.00	(5)	(14,330)	50
Halliburton Company
Expiration: February 2022, Exercise Price: $28.00	(20)	(61,480)	6,100
Healthcare Trust of America, Inc.
Expiration: March 2022, Exercise Price: $37.50	(14)	(45,570)	385
iShares Russell 2000 Growth ETF
Expiration: May 2022, Exercise Price: $285.00	(12)	(304,476)	4,500
Kyndryl Holdings, Inc.
Expiration: March 2022, Exercise Price: $30.00	(15)	(25,320)	37
Marathon Petroleum Corporation
Expiration: February 2022, Exercise Price: $70.00	(5)	(35,875)	1,662
CBOE Volatility Index
Expiration: March 2022, Exercise Price: $50.00	(7)	(17,381)	770
Marqeta, Inc.
Expiration: February 2022, Exercise Price: $15.00	(14)	(16,520)	245
Northern Oil and Gas, Inc.
Expiration: February 2022, Exercise Price: $28.00	(52)	(122,304)	1,040
Patterson-UTI Energy, Inc.
Expiration: February 2022, Exercise Price: $11.00	(202)	(201,192)	6,565
PDC Energy, Inc.
Expiration: April 2022, Exercise Price: $69.50	(23)	(136,321)	5,692
The Procter & Gamble Company
Expiration: February 2022, Exercise Price: $165.00	(38)	(609,710)	3,078
Qualtrics International, Inc.
Expiration: May 2022, Exercise Price: $35.00	(9)	(26,343)	1,778
RingCentral, Inc.
Expiration: July 2022, Exercise Price: $280.00	(2)	(35,298)	485
Riskified Ltd.
Expiration: June 2022, Exercise Price: $15.00	(17)	(11,849)	468
SM Energy Company
Expiration: February 2022, Exercise Price: $40.00	(79)	(259,199)	6,123
Smartsheet, Inc.
Expiration: May 2022, Exercise Price: $85.00	(2)	(12,444)	360
SomaLogic, Inc.
Expiration: May 2022, Exercise Price: $17.50	(54)	(46,332)	1,080
Splunk, Inc.
Expiration: June 2022, Exercise Price: $140.00	(3)	(37,176)	2,633
Vimeo, Inc.
Expiration: July 2022, Exercise Price: $22.50	(36)	(52,740)	2,880
Zynga, Inc.
Expiration: March 2022, Exercise Price: $9.00	(69)	(62,583)	3,554
			66,990

WRITTEN PUT OPTIONS
Centennial Resource Development, Inc.
Expiration: April 2022, Exercise Price: $6.00	(163)	(127,303)	5,297
ConocoPhillips
Expiration: March 2022, Exercise Price: $75.00	(14)	(124,068)	1,239
Intel Corporation
Expiration: February 2022, Exercise Price: $47.00	(6)	(29,292)	573
iShares 20+ Year Treasury Bond ETF
Expiration: February 2022, Exercise Price: $132.00	(21)	(299,019)	315
Kyndryl Holdings, Inc.
Expiration: March 2022, Exercise Price: $17.50	(15)	(25,320)	2,625
Matador Resources Company
Expiration: February 2022, Exercise Price: $32.50	(55)	(246,235)	1,100
Microsoft Corporation
Expiration: February 2022, Exercise Price: $290.00	(2)	(62,196)	485
Qualtrics International, Inc.
Expiration: May 2022, Exercise Price: $20.00	(9)	(26,343)	698
RingCentral, Inc.
Expiration: July 2022, Exercise Price: $185.00	(1)	(17,649)	3,395
Smartsheet, Inc.
Expiration: May 2022, Exercise Price: $60.00	(2)	(12,444)	1,370
Splunk, Inc.
Expiration: June 2022, Exercise Price: $95.00	(3)	(37,176)	1,320
Vimeo, Inc.
Expiration: July 2022, Exercise Price: $12.50	(18)	(26,370)	2,880
			21,297
TOTAL WRITTEN OPTIONS
(Premiums received $98,711)			$88,287

(a)100 shares per contract.
ETF - Exchange Traded Fund

Weiss Alternative Multi-Strategy Fund
SCHEDULE OF SWAP CONTRACTS (Unaudited)
January 31, 2022
			Pay/Receive
			Total Return on	Financing	Payment	Number of	Notional	Upfront	Unrealized
Counterparty	Security	Maturity Date	Reference Entity	Rate	Frequency	Shares/Units	Amount	Payment	Appreciation (Depreciation)*
LONG EQUITY SWAP CONTRACTS
Morgan Stanley	Airbus SE	11/29/2022	Pay	0.600% + Euro Overnight Index Average	Monthly	359	$45,842	$-	$2,274
Morgan Stanley	Avast plc	9/15/2023	Pay	0.600% + Sterling Overnight Index Average	Monthly	10,855	89,520		3,776
Morgan Stanley	Banco de Sabadell, SA	5/5/2022	Pay	0.600% + Euro Overnight Index Average	Monthly	7,402	25,956	-	278
Morgan Stanley	BAWAG PSK	5/5/2022	Pay	0.600% + Euro Overnight Index Average	Monthly	4,040	242,460	-	1,216
Morgan Stanley	BHP Group Ltd.	9/18/2023	Pay	0.600% + Sterling Overnight Index Average	Monthly	1,821	57,479	-	(966)
Morgan Stanley	BNP Paribas SA	5/5/2022	Pay	0.600% + Euro Overnight Index Average	Monthly	3,598	256,858	-	(2,347)
Morgan Stanley	Cyclicals Vs. Defensive Basket	12/14/2023	Pay	0.850% Fixed Rate	Monthly	175	17,584	-	33
Morgan Stanley	Entain plc	4/25/2022	Pay	0.600% + Sterling Overnight Index Average	Monthly	3,659	79,215		3,272
Morgan Stanley	Entain plc	4/25/2022	Pay	0.600% + Sterling Overnight Index Average	Monthly	8,781	190,103		7,895
Morgan Stanley	Flutter Entertainment plc	1/9/2023	Pay	0.600% + Sterling Overnight Index Average	Monthly	273	41,598		119
Morgan Stanley	Flutter Entertainment plc	4/22/2022	Pay	0.600% + Sterling Overnight Index Average	Monthly	1,208	184,067	-	1,795
Morgan Stanley	Glencore plc	6/19/2023	Pay	0.600% + Sterling Overnight Index Average	Monthly	19,480	101,483		498
Morgan Stanley	Glencore plc	11/15/2022	Pay	0.600% + Sterling Overnight Index Average	Monthly	8,870	46,209	-	(2,890)
Morgan Stanley	Groupe Renault	11/29/2022	Pay	0.600% + Euro Overnight Index Average	Monthly	1,166	46,339	-	5,074
Morgan Stanley	Growth Vs. Value Basket	2/7/2022	Pay	0.850% Fixed Rate	Monthly	2,632	330,737	-	8,809
Morgan Stanley	High Beta Cyclicals Basket	3/22/2023	Pay	0.500% + U.S. Federal Funds Effective Rate	Monthly	1,435	97,393	-	(1,729)
Morgan Stanley	iShares iBoxx $ Invest Grade Corporate Bond	1/4/2023	Receive	-0.210% + U.S. Federal Funds Effective Rate	Monthly	80,800	10,323,008	-	(276,797)
Morgan Stanley	iShares iBoxx High Yield Corporate Bond	1/4/2023	Receive	-0.910% + U.S. Federal Funds Effective Rate	Monthly	112,200	9,503,340	-	(186,938)
Morgan Stanley	Legal & General Group plc	5/6/2022	Pay	0.600% + Sterling Overnight Index Average	Monthly	104,361	408,047	-	(6,650)
Morgan Stanley	Lloyds Bank plc	5/6/2022	Pay	0.600% + Sterling Overnight Index Average	Monthly	563,361	390,957	-	14,633
Morgan Stanley	London Stock Exchange Group	5/6/2022	Pay	0.600% + Sterling Overnight Index Average	Monthly	280	27,416		1,186
Morgan Stanley	Meggitt plc	9/18/2023	Pay	0.600% + Sterling Overnight Index Average	Monthly	1,221	12,332	-	267
Morgan Stanley	Prudential plc	5/6/2022	Pay	0.600% + Sterling Overnight Index Average	Monthly	15,372	259,106	-	(4,982)
Morgan Stanley	Rentokil Initial plc	2/2/2023	Pay	0.600% + Sterling Overnight Index Average	Monthly	13,962	97,772	-	(2,347)
Morgan Stanley	Rexel Promesses	12/8/2023	Pay	0.600% + Euro Overnight Index Average	Monthly	361	8,047	-	964
Morgan Stanley	Safran SA	12/8/2023	Pay	0.600% + Euro Overnight Index Average	Monthly	1,215	147,098	-	1,829
Morgan Stanley	Shell plc	2/2/2023	Pay	0.600% + Sterling Overnight Index Average	Monthly	1,276	32,376	-	661
Morgan Stanley	TotalEnergies SE	11/30/2022	Pay	0.600% + Euro Overnight Index Average	Monthly	2,488	141,485	-	17,778
Morgan Stanley	U.S. Momentum Basket	2/7/2022	Pay	1.150% Fixed Rate	Monthly	104	11,854	-	30
Morgan Stanley	U.S. Quality Basket	1/8/2024	Pay	0.950% Fixed Rate	Monthly	265	21,778	-	(100)
Morgan Stanley	U.S. Quality Basket	1/9/2024	Pay	0.950% Fixed Rate	Monthly	1,532	125,900	-	(999)
Morgan Stanley	U.S. Quality Basket	12/14/2023	Pay	0.950% Fixed Rate	Monthly	698	57,362	-	(1,200)
Morgan Stanley	U.S. Quality Basket	2/5/2022	Pay	0.950% Fixed Rate	Monthly	5,405	444,183	-	1,344
Morgan Stanley	U.S. Value Short Basket	11/29/2023	Pay	0.500% + U.S. Federal Funds Effective Rate	Monthly	27	7,396		(2,172)
Morgan Stanley	Vacation Basket	10/20/2023	Pay	0.500% + U.S. Federal Funds Effective Rate	Monthly	13,067	1,782,992	-	607
Morgan Stanley	Vivendi SE	11/21/2023	Pay	0.600% + Euro Overnight Index Average	Monthly	29,235	383,133	-	4,990
SHORT EQUITY SWAP CONTRACTS							-		-
Morgan Stanley	ABN AMRO Bank	5/5/2022	Pay	-0.500% + Euro Overnight Index Average	Monthly	(7,392)	(118,634)	-	(4,858)
Morgan Stanley	Adyen NV	5/5/2022	Pay	-0.500% + Euro Overnight Index Average	Monthly	(23)	(46,802)	-	(108)
Morgan Stanley	Airbus SE	11/28/2022	Pay	-0.500% + Euro Overnight Index Average	Monthly	(359)	(45,842)	-	(2,242)
Morgan Stanley	Antofagasta plc	6/19/2023	Pay	-0.500% + Sterling Overnight Index Average	Monthly	(4,916)	(89,429)	-	4,473
Morgan Stanley	Aviva plc	5/6/2022	Pay	-0.500% + Sterling Overnight Index Average	Monthly	(71,837)	(424,126)	-	(19,666)
Morgan Stanley	Axa SA	5/5/2022	Pay	-0.500% + Euro Overnight Index Average	Monthly	(4,619)	(146,288)	-	(8,876)
Morgan Stanley	BHP Group Ltd.	11/16/2022	Pay	-0.530% + Sterling Overnight Index Average	Monthly	(5,544)	(174,995)	-	(1,938)
Morgan Stanley	Caixabank S.A.	5/5/2022	Pay	-0.650% + Euro Overnight Index Average	Monthly	(42,628)	(137,150)	-	(1,521)
Morgan Stanley	Cyclicals Vs. Defensive Basket	1/25/2024	Pay	-0.850% + Fixed Rate	Monthly	(349)	(35,068)	-	(1,204)
Morgan Stanley	Danone SA	11/28/2022	Pay	-0.500% + Euro Overnight Index Average	Monthly	(1,369)	(85,358)	-	(578)
Morgan Stanley	Groupe Renault	11/30/2022	Pay	-0.500% + Euro Overnight Index Average	Monthly	(1,166)	(46,339)	-	(8,230)
Morgan Stanley	HSBC Holdings plc	5/6/2022	Pay	-0.500% + Sterling Overnight Index Average	Monthly	(21,890)	(155,799)	-	(5,257)
Morgan Stanley	HY Debt Sensitivity ex Energy Basket	3/21/2023	Pay	-0.370% + U.S. Federal Funds Effective Rate	Monthly	(477)	(27,245)	-	-
Morgan Stanley	Infotech Basket	6/30/2022	Pay	-0.450% + U.S. Federal Funds Effective Rate	Monthly	(1,274)	(239,015)	-	35,736
Morgan Stanley	Media Basket	6/30/2022	Pay	-0.400% + U.S. Federal Funds Effective Rate	Monthly	(1,828)	(143,955)	-	5,603
Morgan Stanley	Morgan Stanley Crowd Basket	6/29/2022	Pay	-0.500% + U.S. Federal Funds Effective Rate	Monthly	(5,244)	(765,467)	-	119,089
Morgan Stanley	Morgan Stanley High Beta Cyclicals Basket	11/22/2022	Pay	-0.350% + U.S. Federal Funds Effective Rate	Monthly	(1,675)	(111,505)	-	7,312
Morgan Stanley	MSGWTRNX Basket	11/23/2022	Pay	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,384)	(224,740)	-	15,303
Morgan Stanley	MSW06501 Basket	1/4/2023	Pay	-0.400% + Bank of Japan Estiamted Unsecured Overnight Call Rate	Monthly	(18,195)	(153,481)	-	2,408
Morgan Stanley	MSW26954 Basket	1/4/2023	Pay	-0.400% + Bank of Japan Estiamted Unsecured Overnight Call Rate	Monthly	(17,152)	(137,198)	-	12,011
Morgan Stanley	MSWI0003 Basket	1/5/2024	Pay	-0.450% + Euro Overnight Index Average	Monthly	(2,914)	(336,833)	-	(4,501)
Morgan Stanley	NatWest Group plc	5/6/2022	Pay	-0.500% + Sterling Overnight Index Average	Monthly	(45,519)	(149,611)	-	(8,044)
Morgan Stanley	Phoenix Group Holdings plc	5/6/2022	Pay	-0.500% + Sterling Overnight Index Average	Monthly	(1,131)	(10,125)	-	257
Morgan Stanley	QQQE MSGWQQQE Basket	11/1/2023	Pay	-0.370% + U.S. Federal Funds Effective Rate	Monthly	(9,386)	(887,165)	-	69,907
Morgan Stanley	Retail Bricks & Mortar Basket	3/21/2023	Pay	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(547)	(30,550)	-	(855)
Morgan Stanley	Rio Tinto Group	11/16/2022	Pay	-0.500% + Sterling Overnight Index Average	Monthly	(460)	(32,423)	-	1,216
Morgan Stanley	SAAS Basket	2/2/2023	Pay	-0.300% + U.S. Federal Funds Effective Rate	Monthly	(1,072)	(629,329)	-	-
Morgan Stanley	Societe Generale SA	5/6/2022	Pay	-0.500% + Euro Overnight Index Average	Monthly	(1,411)	(52,376)	-	(703)
Morgan Stanley	Software Basket	6/29/2022	Pay	-0.400% + U.S. Federal Funds Effective Rate	Monthly	(3,066)	(551,911)	-	(4,253)
Morgan Stanley	TotalEnergies SE	11/29/2022	Pay	-0.500% + Euro Overnight Index Average	Monthly	(1,058)	(60,165)	-	(1,136)
Morgan Stanley	U.S Growth Long Basket	4/1/2022	Pay	-0.700% + U.S. Federal Funds Effective Rate	Monthly	(1,975)	(451,778)	-	39,668
Morgan Stanley	U.S. Momentum Basket	3/31/2022	Pay	-0.900% + U.S. Federal Funds Effective Rate	Monthly	(104)	(11,854)	-	867
Morgan Stanley	U.S. Quality Short Basket	1/9/2024	Pay	-0.750% + U.S. Federal Funds Effective Rate	Monthly	(61)	(12,875)	-	827
Morgan Stanley	U.S. Value Short Basket	2/2/2023	Pay	-0.550% + Fixed Rate	Monthly	(27)	(10,194)	-	-
Morgan Stanley	Unprofitable Tech Company Basket	3/21/2023	Pay	-0.520% + U.S. Federal Funds Effective Rate	Monthly	(554)	(31,805)	-	(1,374)
Morgan Stanley	Unprofitable Tech Company Basket	2/2/2023	Pay	-0.520% + U.S. Federal Funds Effective Rate	Monthly	(10,513)	(684,778)	-	-
Morgan Stanley	Unprofitable Tech Company Basket	6/30/2022	Pay	-0.520% + U.S. Federal Funds Effective Rate	Monthly	(6,511)	(375,164)	-	75,789
Morgan Stanley	WPP plc	1/9/2023	Pay	-0.500% + Sterling Overnight Index Average	Monthly	(1,331)	(20,871)	-	(1,213)
									(96,880)

plc - Public Limited Company
* Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

Weiss Alternative Multi-Strategy Fund
SCHEDULE OF OPEN FUTURES CONTACTS (Unaudited)
January 31, 2022

				Unrealized
		Number of Contracts		Appreciation
Expiration Date	Description	Purchased	Notional Amount	(Depreciation)*
LONG FUTURES CONTRACTS
3/22/2022	CBT 10-Year U.S. Treasury Bond	346	$37,507,205	$(767,048)
3/22/2022	CBT Long Term U.S. Treasury Bond	28	3,930,465	(146,073)
3/22/2022	CBT Ultra Long Term U.S. Treasury Bond	206	23,901,463	(1,923,548)
3/18/2022	E-Mini Russell 2000	177	17,915,940	(1,325,401)
3/18/2022	E-Mini S&P 500	251	56,528,338	(1,819,771)
				$(5,981,841)